Inventories - Schedule of Inventories (Details) (10-K) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Finished goods	$ 3,831,692	$ 4,611,973	$ 4,102,621
Spare parts	270,539	187,158	183,357
Reserves for inventory obsolescence	(196,733)	(172,562)	(121,862)
Inventories, net	$ 3,905,498	$ 4,626,569	$ 4,164,116	[1]

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis